Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,000.00
Previously Paid Amount	165.72
Total Fee Amount	165.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 1,200,000.00
Final Prospectus	true